Revenue - Schedule of Summarizes Revenue By The Company's Service (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue from services	$ 15,641,441	$ 3,316,645	$ 36,722,932	$ 8,554,393	$ 13,560,498	$ 9,988,728
Commission and Distribution Income [Member]
Disaggregation of Revenue [Line Items]
Revenue from services	8,157,336	2,785,167	17,617,282	6,804,247	9,173,671	7,002,438
Income from Insurance as a Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from services	$ 7,484,105	$ 531,478	$ 19,105,650	$ 1,750,146	$ 4,386,827	$ 2,986,290